Income Tax Expense (Credit) - Summary of Income Tax Expense (Credit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Major components of tax expense (income) [abstract]
Current tax, current year	¥ 7,711	$ 1,107	¥ 16,172	¥ 7,669
Current tax	7,711	1,107	16,172	7,669
Deferred tax (Note 17), current year	(15,458)	(2,220)	(15,203)	1,102
Deferred tax (Note 17), attributable to change in tax rate				(1,382)
Deferred tax (Note 17)	(15,458)	(2,220)	(15,203)	(280)
Income tax expense (credit)	¥ (7,747)	$ (1,113)	¥ 969	¥ 7,389